Accounts receivable - Net: (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Expected credit loss rate	15.00%		15.00%
Trade receivables	$ 991,033	$ 191,682	$ 858,900
Allowance account for credit losses of financial assets	179,639		$ 173,398
Mexico City [Member]
Trade receivables	131,248	164,332
Allowance account for credit losses of financial assets	129,299	164,332
Aerostar [Member]
Trade receivables	246,647	221,285
Allowance account for credit losses of financial assets	43,073	22,958
Airplan [Member]
Trade receivables	188,876	186,757
Allowance account for credit losses of financial assets	7,265	4,391
Due To Expire [Member]
Trade receivables	$ 386	279
Due To Expire [Member] | Mexico City [Member]
Expected credit loss rate	0.02%
Trade receivables	$ 93
Due To Expire [Member] | Aerostar [Member]
Expected credit loss rate	0.25%
Trade receivables	$ 154,235	111,731
Allowance account for credit losses of financial assets	$ 386	279
Due To Expire [Member] | Airplan [Member]
Expected credit loss rate	0.88%
1 to 90 [Member]
Trade receivables	$ 1,737	1,776
1 to 90 [Member] | Mexico City [Member]
Expected credit loss rate	0.02%
Trade receivables	$ 604
1 to 90 [Member] | Aerostar [Member]
Expected credit loss rate	0.25%
Trade receivables	$ 49,645	62,764
Allowance account for credit losses of financial assets	$ 124	158
1 to 90 [Member] | Airplan [Member]
Expected credit loss rate	0.88%
Trade receivables	$ 183,223	183,985
Allowance account for credit losses of financial assets	1,612	1,619
91 to 180 [Member]
Trade receivables	$ 36	4,282
91 to 180 [Member] | Mexico City [Member]
Expected credit loss rate	0.02%
Trade receivables	$ 1,252
91 to 180 [Member] | Aerostar [Member]
Expected credit loss rate	15.00%
Trade receivables	$ 239	28,549
Allowance account for credit losses of financial assets	$ 36	4,282
91 to 180 [Member] | Airplan [Member]
Expected credit loss rate	0.88%
181 to 365 [Member]
Trade receivables	$ 11,938	39,874
181 to 365 [Member] | Mexico City [Member]
Expected credit loss rate	100.00%
Trade receivables	$ 495	37,102
Allowance account for credit losses of financial assets	$ 495	37,102
181 to 365 [Member] | Aerostar [Member]
Expected credit loss rate	100.00%
Trade receivables	$ 5,790
Allowance account for credit losses of financial assets	$ 5,790
181 to 365 [Member] | Airplan [Member]
Expected credit loss rate	100.00%
Trade receivables	$ 5,653	2,772
Allowance account for credit losses of financial assets	5,653	2,772
365 [Member]
Trade receivables	$ 165,542	145,471
365 [Member] | Mexico City [Member]
Expected credit loss rate	100.00%
Trade receivables	$ 128,804	127,230
Allowance account for credit losses of financial assets	$ 128,804	127,230
365 [Member] | Aerostar [Member]
Expected credit loss rate	100.00%
Trade receivables	$ 36,738	18,240
Allowance account for credit losses of financial assets	$ 36,738	$ 18,240
365 [Member] | Airplan [Member]
Expected credit loss rate	100.00%